Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents Balance	Cash and cash equivalents balance as of December 31, 2018 and 2019 primarily consist of the following currencies:

	December 31, 2018		December 31, 2019
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	678,610	678,610	475,991	475,991
US$	4,431	30,409	88,716	618,902
SGD$	—	—	3,537	18,300

Total		709,019		1,113,193